Income Taxes (Components of Income Tax) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current expense (benefit)
Federal and other	$ 6.0	$ 0.3	$ 0.6
Foreign	27.1	19.8	18.1
Total current income tax expense	33.1	20.1	18.7
Deferred expense (benefit)
Federal and other	(129.5)	4.9	4.8
Foreign	(25.0)	(0.7)	7.2
Total deferred income tax expense	(154.5)	4.2	12.0
Total income tax expense	$ (121.4)	$ 24.3	$ 30.7